Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Feb. 12, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Cash		$ 454	$ 656,977
Cash withdrawn		3,338
Asset held in trust account amount		72,752,485	69,000,000
Federal deposit insurance corporation coverage limit		250,000
Franchise tax		168,258	5,382
Deferred tax asset valuation allowance		$ 281,337	$ 82,463
Effective tax rate		35.18%	0.07%
Statutory tax rate		21.00%	21.00%
Provision for (benefit from) income taxes		$ 746,540	$ (226)
Income taxes payable		$ 746,314
Units Issued During Period, Shares, New Issues (in Shares)	115,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares)		1,380,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)			9,357,000